UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21980

ALPINE TOTAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31

Date of reporting period: November 1, 2011 – January 31, 2012

Schedule of Portfolio Investments	Alpine Total Dynamic Dividend Fund

January 31, 2012 (Unaudited)

Description	Shares	Value (Note 1)

COMMON STOCKS (103.4%)

Australia (2.3%)
Amcor, Ltd.	746,000	$5,575,616
QR National, Ltd.	4,994,712	19,672,780

		25,248,396

Brazil (7.2%)
Anhanguera Educacional Participacoes SA	1,352,200	18,187,214
Arcos Dorados Holdings, Inc.	287,000	6,170,500
BR Malls Participacoes SA	919,800	10,039,255
CCR SA	1,607,200	11,185,641
MRV Engenharia e Participacoes SA	1,509,900	11,623,257
PDG Realty SA Empreendimentos e Participacoes	2,873,452	11,643,796
Telefonica Brasil SA-ADR	390,500	10,871,520

		79,721,183

Canada (3.1%)
Cenovus Energy, Inc.	306,639	11,173,925
Potash Corp. of Saskatchewan, Inc.	484,200	22,631,508

		33,805,433

Finland (4.4%)
Fortum OYJ	1,005,800	22,102,690
Sampo OYJ-A Shares	826,800	21,781,317
UPM-Kymmene OYJ	411,500	5,274,972

		49,158,979

Germany (2.6%)
Fresenius Medical Care AG & Co.	219,162	15,638,109
SAP AG	223,600	13,509,646

		29,147,755

Israel (1.0%)
Teva Pharmaceutical Industries, Ltd.-ADR	242,473	10,942,806

Norway (4.2%)
Orkla ASA	1,257,600	10,192,412
Seadrill, Ltd.	671,300	24,943,480
Statoil Fuel & Retail ASA *	1,466,053	10,862,336

		45,998,228

Singapore (1.9%)
Avago Technologies, Ltd.	375,178	12,733,541
Global Logistic Properties, Ltd. *	5,041,577	7,976,101

		20,709,642

South Korea (1.5%)
Kia Motors Corp.	270,800	16,271,865

Sweden (4.7%)
Atlas Copco AB-A Shares	560,400	13,321,085
Investor AB-B Shares	548,100	11,094,946
Tele2 AB-B Shares	849,000	16,199,956
Volvo AB-B Shares	864,800	11,181,060

		51,797,047

Switzerland (5.4%)
Nestle SA	437,100	25,048,370
Novartis AG-ADR	387,300	21,053,628
Transocean, Ltd.	298,893	14,137,639

		60,239,637

United Kingdom (22.1%)
AstraZeneca PLC-ADR	452,400	21,783,060
British American Tobacco PLC	477,000	21,925,833

Description	Shares	Value (Note 1)

Cairn Energy PLC *	11,125,983	$49,406,112
Diageo PLC	1,001,500	22,125,866
easyJet PLC *	459,000	3,228,778
Ensco PLC-ADR	337,777	17,780,581
GlaxoSmithKline PLC-ADR	480,353	21,394,923
National Grid PLC	1,040,000	10,357,423
Petrofac, Ltd.	886,500	20,325,584
The Weir Group PLC	349,300	10,760,852
Unilever PLC	684,000	22,052,764
Vodafone Group PLC-ADR	880,100	23,841,909

		244,983,685

United States (43.0%)
American Tower Corp.–Class A	185,016	11,750,366
AT&T, Inc.	178,844	5,259,802
BorgWarner, Inc. *	44,182	3,297,303
CBS Corp.-Class B	376,634	10,726,536
Citigroup, Inc.	604,447	18,568,612
Coach, Inc.	263,553	18,461,888
Colgate-Palmolive Co.	181,418	16,458,241
Cummins, Inc.	61,285	6,373,640
Family Dollar Stores, Inc.	276,100	15,406,380
FedEx Corp.	72,161	6,602,010
Halliburton Co.	328,730	12,090,689
Hewlett-Packard Co.	364,874	10,209,175
Intel Corp.	420,119	11,099,544
International Business Machines Corp.	118,016	22,729,882
ITC Holdings Corp.	311,502	22,960,812
JPMorgan Chase & Co.	584,831	21,814,196
Kraft Foods, Inc.-Class A	319,023	12,218,581
McDonald’s Corp.	248,682	24,631,952
Microchip Technology, Inc.	401,030	14,802,017
Microsoft Corp.	371,811	10,979,579
Morgan Stanley	610,087	11,378,123
Norfolk Southern Corp.	42,597	3,075,503
Occidental Petroleum Corp.	109,504	10,925,214
Oracle Corp.	669,842	18,889,544
Pfizer, Inc.	608,183	13,015,116
QUALCOMM, Inc.	328,197	19,304,548
Regal Entertainment Group-Class A	590,741	7,354,726
Ryder System, Inc.	96,803	5,448,073
Sara Lee Corp.	1,138,000	21,792,700
Schlumberger, Ltd.	77,460	5,822,668
Snap-On, Inc.	119,392	6,746,842
Stanley Black & Decker, Inc.	85,607	6,007,899
The Boeing Co.	222,570	16,510,243
The Goldman Sachs Group, Inc.	39,726	4,428,257
Walter Energy, Inc.	202,817	14,020,739
Wells Fargo & Co.	610,963	17,846,229
Yum! Brands, Inc.	256,526	16,245,792

		475,253,421

TOTAL COMMON STOCKS (Identified Cost $1,037,151,628)		1,143,278,077

PREFERRED STOCKS (0.0%)(1)

Brazil (0.0%)(1)
Cia Brasileira de Distribuicao Grupo Pao de Acucar SA	1,806	75,457
TOTAL PREFERRED STOCKS (Identified Cost $71,682)		75,457

TOTAL INVESTMENTS (Identified Cost $1,037,223,310) - (103.4%)(2)		1,143,353,534

LIABILITIES IN EXCESS OF OTHER ASSETS - (-3.4%)		(37,467,022)

NET ASSETS (100.0%)		$1,105,886,512

* Non-income producing security.
(1) Less than 0.05% of Net Assets.
(2) Includes securities pledged as collateral for line of credit outstanding on January 31, 2012.

Common Abbreviations

AB-Aktiebolag is the Swedish equivalent of the term corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
OYJ-Osakeyhtio is the Finnish equivalent of a limited company.
PLC-Public Limited Company
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Notes to Financial Statements
January 31, 2012 (Unaudited)

1. ORGANIZATION:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Fund has an investment objective to invest in equity securities that provide high current dividend income. The Fund also focuses on long term growth of capital as a secondary investment objective.

The Fund had no operations prior to January 26, 2007 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AOD”.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the NYSE is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid point of the consolidated bid/ask quote for the option security. Each security traded in the over the counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over the counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over the counter is valued at the mean between the most recent bid and asked quotations. Short term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over the counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE (normally, 4:00pm Eastern time), the security will be priced at a fair value following procedures approved by the Board of Trustees.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Notes to Financial Statements
January 31, 2012 (Unaudited)

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2012:

	Valuation Inputs
Investments in Securities at Value *	Level 1 **	Level 2 **	Level 3***	Total Value

Common Stocks	$1,143,278,077	$—	$—	$1,143,278,077
Preferred Stocks	75,457	—	—	75,457
Total	$1,143,353,534	$—	$—	$1,143,353,534

*	For detailed country descriptions, see accompanying Schedule of Portfolio Investments.

**

During the period ended January 31, 2012 there were significant transfers between Level 1 and Level 2 securities. A security’s classification as Level 1 or Level 2 within the Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates its NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As a result, it is not practicable to disclose transfer between Level 1 and Level 2 within the fair value hierarchy for the period ended January 31, 2012.

***	During the period ended January 31, 2012, the Fund did not hold any Level 3 securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders. Therefore, no federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file for claims on foreign taxes withheld.

The Fund accounts for uncertainty related to income taxes in accordance with U.S. GAAP. The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.

As of January 31, 2012 the net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$132,255,599

Gross depreciation (excess of tax cost over value)	(26,125,375)

Net unrealized appreciation/(depreciation)	$106,130,224

Cost of investments for income tax purposes	$1,037,223,310

Notes to Financial Statements
January 31, 2012 (Unaudited)

Distributions: The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified by the Board of Trustees from time to time. If, for any monthly distribution, investment company taxable income, if any (which term includes net short term capital gain) and net tax-exempt income, if any, is less than the amount of the distribution, the difference will generally be a tax free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex dividend date.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statements of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity Linked Structured Notes: The Fund may invest in equity linked structured notes. Equity linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity linked structured notes are typically offered in limited transactions by financial institutions in either registered or non registered form. An investment in equity linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities. The Fund did not hold any equity linked structured notes at January 31, 2012.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked to market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund did not hold any forward currency contracts as of January 31, 2012.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 30, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber

Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 30, 2012

By:	/s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 30, 2012

Item 2 - Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.